united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares					Value
	EXCHANGE TRADED FUNDS - 87.5%
	COMMODITY FUND - 0.8%
301	SPDR Gold Shares (a) *
	TOTAL COMMODITY FUND (Cost - $34,123)				$33,941

	DEBT FUNDS - 86.7%
10,060	Guggenheim BulletShares 2018 Corporate Bond ETF				212,769
10,090	Guggenheim BulletShares 2019 Corporate Bond ETF				212,697
10,090	Guggenheim BulletShares 2020 Corporate Bond ETF				212,697
10,250	Guggenheim BulletShares 2021 Corporate Bond ETF				212,585
4,230	Guggenheim Ultra Short Duration ETF				212,452
4,170	iShares Floating Rate Bond ETF				212,753
2,010	iShares Short Maturity Bond ETF				100,872
4,100	iShares Short-Term Corporate Bond ETF				212,503
2,030	iShares Short-Term National Muni Bond ETF				212,602
2,090	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund				212,386
4,300	PIMCO Short Term Municipal Bond Active Exchange Traded Fund				213,732
6,910	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF				212,759
4,460	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF				212,697
7,040	SPDR Portfolio Short Term Corporate Bond ETF				212,467
3,330	SPDR SSgA Ultra Short Term Bond ETF				134,232
11,880	VanEck Vectors AMT-Free Short Municipal Index ETF				204,098
8,400	VanEck Vectors Investment Grade Floating Rate ETF				212,772
8,760	VanEck Vectors Short High-Yield Municipal Index ETF				212,956
3,230	Vanguard Short-Term Bond ETF				252,037
					3,882,066

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,917,571)				3,916,007

	EXCHANGE TRADED NOTE - 0.3%
1,688	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index (a) *				13,268
	(Cost - $13,396)

	SHORT-TERM INVESTMENTS - 12.9%
	MONEY MARKET FUNDS - 12.9%
514,902	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.92% (b)				514,902
61,835	First American Government Obligations Fund - Class Z 1.94% (a,b)				61,835
	TOTAL SHORT-TERM INVESTMENTS (Cost - $576,737)				576,737

	TOTAL INVESTMENTS - 100.7% (Cost - $4,507,704)				$4,506,012
	LIABILITIES LESS OTHER ASSETS - (0.7) %				(31,013)
	NET ASSETS - 100.0%				$4,474,999

	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSP Fund Limited.
(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
Number of				Notional Value at	Net Unrealized
Contracts	Issue	Exchange	Expiration	September 30, 2018	Depreciation
37	Gold 100oz Future (a)	NY Comex	December-18	$4,423,720	$(122,332)

(a)	All or part of this instrument is a holding of GBSP Fund Limited.

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by The Gold Bullion Strategy Portfolio ("Portfolio") in preparation of its Consolidated Portfolio of Investments.  These policies are in conformity with U.S. generally accepted accounting principals ("GAAP"). The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost..

GBSP Fund Limited (“GBSP Fund Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that can invests in Gold- bullion -related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. Valuation procedures for securities held as of September 30, 2018 are disclosed within the “Securities Valuation” footnote. See above for valuation procedures. See “Consolidation of Subsidiaries” for additional information.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using their “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Portfolio’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investment
Exchange Traded Funds	$3,916,007	$-	$-	$3,916,007
Exchange Traded Note	13,268	-	-	13,268
Money Market Funds	576,737	-	-	576,737
Total Investment	$4,506,012	$-	$-	$4,506,012
Liability*
Derivatives:
Futures Contracts	$122,332	$-	$-	$122,332

* Refer to the Consolidated Portfolio of Investments for sector classifications.
The Portfolio did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Portfolio’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Consolidation of Subsidiaries – The consolidated portfolio of investments of the Portfolio include the investments of GBSP Fund Ltd. ("CFC"), a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio's investments in the CFC is as follows:

	Inception Date	GBSP Fund Ltd. Net Assets at September 30, 2018	% of Net Assets at September 30, 2018
GBSP Fund Ltd.	11/15/2013	$279,603	6.25%

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at September 30, 2018 represent partially restricted deposits of $171,997 to meet margin and other broker regulatory requirements, and excess funds not required for margin. At September 30, 2018, the unrealized depreciation on future contracts amounted to $122,332, such depreciation was subject to commodity risk.

Commodity Risk - The Portfolio’s exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity interest contracts are typically traded on margin. This means that a small amount of capital can be used to invest in contracts of much greater total value. The resulting leverage means that a relatively small change in the market price of a contract can produce a substantial loss. Like other leveraged investments, any purchase or sale of a contract may result in losses in excess of the amount invested in that contract. The Subsidiary may lose more than its initial margin deposits on a trade but the Portfolio will hold an allocation to cash that is equal to the amount of any leverage created by the use of minimum margin in the Subsidiary. As such, while the Subsidiary may lose more than its initial margin deposit, cash or cash equivalents will be available to move into the Subsidiary to support the trade.

The notional value of the derivative instruments outstanding as of September 30, 2018 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Portfolio.

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Exchange Traded Funds – The Portfolio may invest in exchange traded Portfolios (“ETFs”). ETFs are a type of index Portfolio bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$4,544,911	$2,097	$(40,996)	$(38,899)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/28/18

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/28/18